Document and Entity Information	Sep. 09, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Registrant Name	Miromatrix Medical Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40518
Entity Tax Identification Number	27-1285782
Entity Address, Address Line One	10399 West 70th Street
Entity Address, City or Town	Eden Prairie
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	942-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	MIRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001527096
Amendment Flag	false